Stock-based Compensation - Share-based Activity (Details) - LTIP Units [Member] - $ / shares		6 Months Ended	12 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Dec. 31, 2022
Balance, number (in shares)		1,782,027	0
Balance, weighted average grant fv per share (in dollars per share)		$ 12.65	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		158,196	1,782,027
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 13.69	$ 12.65
Vested, number (in shares)		(32,422)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 13.91	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 0	$ 0
Balance, number (in shares)		1,907,801	1,782,027
Balance, weighted average grant fv per share (in dollars per share)	$ 13.48	$ 12.72	$ 12.65